BlackRock Advantage ESG International Equity Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
January 31, 2021
Security
Shares
Shares Value
Common Stocks — 95.7%
Australia — 6.7%
Afterpay Ltd.
(a)
................ 15 $ 1,531
Aristocrat Leisure Ltd. ........... 1,005 23,676
Australia & New Zealand Banking
Group Ltd. ................ 1,044 18,796
BHP Group Ltd. ............... 1,689 56,326
BHP Group plc ............... 1,227 33,626
Cochlear Ltd. ................ 346 52,024
Commonwealth Bank of Australia ... 1,219 77,397
Corporate Travel Management Ltd. .. 305 3,858
CSL Ltd. .................... 287 59,501
Fortescue Metals Group Ltd. ...... 1,395 22,978
Glencore plc
(a)
................ 20,526 68,518
Goodman Group .............. 652 8,774
IGO Ltd. .................... 1,135 5,522
Iluka Resources Ltd. ............ 975 4,776
IOOF Holdings Ltd. ............ 4,590 10,845
Lendlease Corp. Ltd.
(b)
.......... 1,312 11,962
Link Administration Holdings Ltd. ... 151 547
Macquarie Group Ltd. ........... 295 29,420
Medibank Pvt Ltd. ............. 10,934 24,288
Mineral Resources Ltd. .......... 524 13,648
Mirvac Group ................ 7,165 12,930
Nine Entertainment Co. Holdings Ltd. 6,098 11,174
Ramsay Health Care Ltd. ........ 221 10,605
REA Group Ltd. ............... 56 6,225
Rio Tinto plc ................. 310 23,519
Scentre Group ................ 1,902 3,940
SEEK Ltd. .................. 1,026 21,861
Stockland ................... 3,022 10,199
Tabcorp Holdings Ltd. ........... 12,523 37,949
Westpac Banking Corp. ......... 4,102 65,760
Woolworths Group Ltd. .......... 366 11,384
743,559
Austria — 0.3%
ANDRITZ AG ................ 603 28,646
Belgium — 1.0%
Anheuser-Busch InBev SA/NV ..... 973 61,078
Elia Group SA/NV ............. 77 9,267
Umicore SA ................. 556 31,491
Warehouses De Pauw CVA ....... 261 9,371
111,207
China — 0.7%
BOC Hong Kong Holdings Ltd. ..... 22,000 65,604
Prosus NV
(a)
................. 56 6,543
Wilmar International Ltd. ......... 1,300 5,145
77,292
Denmark — 3.1%
Chr Hansen Holding A/S
(a)
........ 228 20,627
Genmab A/S
(a)
................ 32 12,741
ISS A/S
(a)
................... 146 2,507
Novo Nordisk A/S, Class B ....... 2,143 149,299
Novozymes A/S, Class B ......... 332 19,926
Orsted A/S
(c)
................. 477 90,595
ROCKWOOL International A/S, Class B 17 6,413
Vestas Wind Systems A/S ........ 211 45,306
347,414
Finland — 1.9%
Konecranes OYJ .............. 259 9,418
Metso Outotec OYJ ............ 878 8,761
Neste OYJ .................. 354 24,936
Security
Shares
Shares Value
Finland (continued)
Nokia OYJ
(a)
................. 6,641 $ 31,914
Nordea Bank Abp
(a)
............ 8,125 65,851
Sampo OYJ, Class A ........... 556 23,375
Valmet OYJ ................. 1,189 38,063
Wartsila OYJ Abp .............. 1,145 11,223
213,541
France — 11.0%
Adevinta ASA
(a)
............... 155 2,300
Air Liquide SA ................ 353 57,732
ALD SA
(c)
................... 435 5,966
Alstom SA
(a)
................. 250 13,555
Amundi SA
(a)(c)
................ 238 17,712
Atos SE
(a)
................... 66 5,065
AXA SA .................... 3,854 85,383
BNP Paribas SA
(a)
............. 550 26,376
Carrefour SA ................. 1,291 21,892
Casino Guichard Perrachon SA
(a)
... 185 6,275
Cie de Saint-Gobain ............ 445 22,122
CNP Assurances
(a)
............. 1,649 24,992
Danone SA .................. 860 57,189
Dassault Systemes SE .......... 326 65,077
Electricite de France SA ......... 768 9,550
Engie SA
(a)
.................. 1,542 23,931
Eutelsat Communications SA ...... 568 6,764
Faurecia SE
(a)
................ 140 7,326
Gecina SA .................. 9 1,279
Hermes International ........... 72 73,464
Ipsen SA ................... 195 17,012
Kering SA ................... 100 65,633
Klepierre SA ................. 341 8,173
Legrand SA ................. 230 21,134
L'Oreal SA .................. 358 125,945
LVMH Moet Hennessy Louis Vuitton SE 170 102,781
Natixis SA
(a)
................. 4,316 16,247
Nexans SA
(a)
................. 55 4,091
Orange SA .................. 741 8,697
Pernod Ricard SA ............. 141 26,573
Remy Cointreau SA ............ 47 8,717
Renault SA
(a)
................. 235 9,994
Rexel SA
(a)
.................. 297 4,519
Sanofi ..................... 202 18,998
Schneider Electric SE ........... 821 120,162
Societe Generale SA
(a)
.......... 1,786 33,296
TOTAL SE .................. 464 19,557
Unibail - Rodamco -Westfield ....... 336 28,372
Valeo SA ................... 358 13,327
Vinci SA .................... 405 37,555
1,224,733
Germany — 8.1%
adidas AG
(a)
................. 263 83,392
Allianz SE (Registered) .......... 50 11,300
Aurubis AG .................. 280 21,579
BASF SE ................... 686 53,018
Bayer AG (Registered) .......... 307 18,580
Bayerische Motoren Werke AG .... 275 23,284
Beiersdorf AG ................ 661 72,151
Covestro AG
(c)
................ 193 13,111
Daimler AG (Registered) ......... 648 45,512
Deutsche Bank AG (Registered)
(a)
... 83 837
Deutsche Boerse AG ........... 77 12,363
Deutsche Post AG (Registered) .... 790 39,022
E.ON SE ................... 4,461 47,191
Encavis AG .................. 361 9,826
Hella GmbH & Co. KGaA
(a)
....... 71 4,328

BlackRock Advantage ESG International Equity Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2021
Security
Shares
Shares Value
Germany (continued)
HelloFresh SE
(a)
............... 266 $ 22,462
Henkel AG & Co. KGaA ......... 28 2,618
HUGO BOSS AG .............. 90 3,203
Infineon Technologies AG ........ 1,004 40,224
KION Group AG ............... 237 20,463
Knorr- Bremse AG ............. 157 20,802
ProSiebenSat.1 Media SE
(a)
....... 973 17,583
Puma SE
(a)
.................. 129 12,623
SAP SE .................... 978 124,096
Siemens AG (Registered) ........ 640 99,162
Siemens Energy AG
(a)
........... 388 14,399
SMA Solar Technology AG
(a)
...... 136 9,920
thyssenkrupp AG
(a)
............. 385 4,464
Vonovia SE .................. 800 53,416
Wacker Chemie AG ............ 33 4,776
905,705
Hong Kong — 2.4%
AIA Group Ltd. ............... 8,000 96,454
Cathay Pacific Airways Ltd.
(a)
...... 12,000 9,239
CK Asset Holdings Ltd. .......... 500 2,495
Hong Kong Exchanges & Clearing Ltd. 700 44,753
Kerry Properties Ltd. ........... 3,000 7,764
MTR Corp. Ltd. ............... 1,500 8,705
New World Development Co. Ltd. ... 2,000 9,260
Sun Hung Kai Properties Ltd. ...... 2,000 27,321
Swire Properties Ltd. ........... 11,400 33,044
Techtronic Industries Co. Ltd. ...... 1,500 22,408
Wharf Real Estate Investment Co. Ltd. 2,000 10,563
272,006
Ireland — 0.5%
Flutter Entertainment plc ......... 108 20,109
Kerry Group plc, Class A ......... 136 18,456
Kingspan Group plc ............ 172 11,689
50,254
Israel — 1.0%
Bank Hapoalim BM
(a)
........... 7,106 50,006
Bank Leumi Le-Israel BM ........ 867 5,343
Israel Discount Bank Ltd., Class A .. 3,564 13,768
Nice Ltd.
(a)
.................. 98 25,552
Teva Pharmaceutical Industries Ltd.
(a)
1,298 15,393
110,062
Italy — 1.5%
Assicurazioni Generali SpA ....... 987 16,845
Enel SpA ................... 6,018 59,686
Intesa Sanpaolo SpA
(a)
.......... 1,225 2,671
Italgas SpA .................. 2,563 15,372
Pirelli & C SpA
(a)(c)
............. 1,061 5,525
Prysmian SpA ................ 296 9,535
Telecom Italia SpA ............. 2,919 1,382
Terna Rete Elettrica Nazionale SpA .. 3,144 22,801
UniCredit SpA
(a)
............... 1,115 10,161
Unipol Gruppo SpA
(a)
........... 5,040 22,113
166,091
Japan — 23.6%
AEON Financial Service Co. Ltd. ... 400 4,804
Alps Alpine Co. Ltd. ............ 600 8,018
ANA Holdings, Inc. ............. 700 14,886
Asahi Group Holdings Ltd. ........ 300 12,112
Astellas Pharma, Inc. ........... 5,200 84,407
Azbil Corp. .................. 100 5,093
Benesse Holdings, Inc. .......... 700 13,512
Canon Marketing Japan, Inc. ...... 300 6,583
Security
Shares
Shares Value
Japan (continued)
Canon, Inc. .................. 1,400 $ 30,970
Central Japan Railway Co. ....... 300 42,958
Chugai Pharmaceutical Co. Ltd. .... 400 20,932
Credit Saison Co. Ltd. ........... 900 10,266
Dai Nippon Printing Co. Ltd. ...... 200 3,447
Daido Steel Co. Ltd. ............ 200 8,184
Daifuku Co. Ltd. ............... 100 11,413
Daikin Industries Ltd. ........... 200 42,226
Daito Trust Construction Co. Ltd. ... 100 10,421
Daiwa House Industry Co. Ltd. ..... 400 11,340
Eisai Co. Ltd. ................ 200 14,597
FANUC Corp. ................ 200 52,214
Fast Retailing Co. Ltd. .......... 100 85,952
FUJIFILM Holdings Corp. ........ 1,000 57,282
Glory Ltd. ................... 300 5,815
Hitachi Transport System Ltd. ..... 200 5,878
Horiba Ltd. .................. 100 6,547
Hoya Corp. .................. 100 12,795
Isuzu Motors Ltd. .............. 200 1,913
Japan Post Bank Co. Ltd. ........ 400 3,459
Japan Post Holdings Co. Ltd. ...... 8,600 68,392
Kajima Corp. ................. 500 6,699
Kamigumi Co. Ltd. ............. 400 7,056
Kansai Paint Co. Ltd. ........... 1,400 41,209
KDDI Corp. .................. 2,600 76,421
Keyence Corp. ............... 100 53,688
Koito Manufacturing Co. Ltd. ...... 300 19,356
Kokuyo Co. Ltd. ............... 300 3,905
Komatsu Ltd. ................ 1,100 30,139
Kubota Corp. ................ 1,800 39,548
Kyushu Railway Co. ............ 700 14,701
M3, Inc. .................... 200 16,835
Medipal Holdings Corp. .......... 2,100 42,997
Mitsubishi UFJ Financial Group, Inc. . 14,900 67,285
Mitsubishi UFJ Lease & Finance Co.
Ltd. ..................... 13,100 64,101
Mitsui Fudosan Co. Ltd. ......... 100 2,030
Mizuho Financial Group, Inc. ...... 1,200 15,819
Morinaga & Co. Ltd. ............ 200 7,957
Murata Manufacturing Co. Ltd. ..... 300 28,814
Nexon Co. Ltd. ............... 200 6,069
Nidec Corp. ................. 200 26,616
Nikon Corp. ................. 500 3,985
Nintendo Co. Ltd. .............. 100 57,563
Nippon Paint Holdings Co. Ltd. ..... 400 35,970
Nippon Telegraph & Telephone Corp. 200 4,999
Nitto Denko Corp. ............. 500 45,321
NOK Corp. .................. 700 9,134
Nomura Holdings, Inc. .......... 5,400 28,572
Odakyu Electric Railway Co. Ltd. ... 500 14,534
Omron Corp. ................. 400 35,439
Ono Pharmaceutical Co. Ltd. ...... 900 26,864
Oracle Corp. Japan ............ 100 11,782
Oriental Land Co. Ltd. .......... 100 15,651
ORIX Corp. .................. 1,100 17,650
Panasonic Corp. .............. 2,100 27,263
Pilot Corp. .................. 100 2,876
Recruit Holdings Co. Ltd. ........ 2,000 86,995
Rengo Co. Ltd. ............... 1,500 12,476
Resona Holdings, Inc. .......... 3,000 10,414
Ricoh Co. Ltd. ................ 2,500 18,955
Rinnai Corp. ................. 100 10,445
Ryohin Keikaku Co. Ltd. ......... 1,000 23,911
Sawai Pharmaceutical Co. Ltd. ..... 100 4,571
SCSK Corp. ................. 100 5,562

BlackRock Advantage ESG International Equity Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2021
Security
Shares
Shares Value
Japan (continued)
Sekisui House Ltd. ............. 1,200 $ 23,185
SG Holdings Co. Ltd. ........... 700 17,943
Shimano, Inc. ................ 100 23,447
Shimizu Corp. ................ 700 4,931
Shinsei Bank Ltd. .............. 100 1,226
Shionogi & Co. Ltd. ............ 200 10,858
SMC Corp. .................. 100 60,516
SoftBank Corp. ............... 1,900 24,959
SoftBank Group Corp. .......... 1,100 85,220
Sompo Holdings, Inc. ........... 100 3,993
Sony Corp. .................. 900 86,141
Subaru Corp. ................ 900 17,289
Sumitomo Mitsui Financial Group, Inc. 2,400 74,564
Sumitomo Rubber Industries Ltd. ... 5,900 54,298
Suntory Beverage & Food Ltd. ..... 200 6,986
Sysmex Corp. ................ 200 23,332
Takeda Pharmaceutical Co. Ltd. .... 3,000 105,509
Tokyo Electron Ltd. ............ 200 76,051
Toshiba Corp. ................ 1,100 35,922
Toyo Seikan Group Holdings Ltd. ... 500 5,358
Toyota Motor Corp. ............ 1,100 77,149
Unicharm Corp. ............... 100 4,485
West Japan Railway Co. ......... 100 5,331
Yakult Honsha Co. Ltd. .......... 600 30,646
Yaskawa Electric Corp. .......... 300 15,386
Z Holdings Corp. .............. 3,300 20,501
2,633,819
Luxembourg — 0.1%
RTL Group SA ................ 138 7,894
Macau — 0.2%
Sands China Ltd. .............. 6,000 23,828
Netherlands — 4.9%
Adyen NV
(a)(c)
................ 5 10,445
Aegon NV ................... 9,754 40,443
Akzo Nobel NV ............... 376 38,277
Argenx SE
(a)
................. 13 3,791
ASML Holding NV ............. 305 162,826
ING Groep NV ................ 2,170 19,294
Koninklijke Ahold Delhaize NV ..... 263 7,549
Koninklijke Philips NV ........... 450 24,529
NN Group NV ................ 1,185 49,357
Randstad NV
(a)
............... 538 33,613
Royal Dutch Shell plc, Class A ..... 4,330 80,123
Royal Dutch Shell plc, Class B ..... 3,659 63,771
Signify NV
(c)
................. 311 14,840
548,858
New Zealand — 0.5%
Air New Zealand Ltd. ........... 5,202 5,907
Auckland International Airport Ltd. .. 963 5,123
Fisher & Paykel Healthcare Corp. Ltd. 823 20,397
Mercury NZ Ltd. ............... 1,750 8,925
Meridian Energy Ltd. ........... 3,691 18,840
59,192
Norway — 0.7%
Equinor ASA ................. 2,815 50,448
NEL ASA
(a)
.................. 1,245 4,397
Orkla ASA ................... 1,598 15,534
Scatec ASA
(c)
................ 176 6,660
77,039
Portugal — 0.3%
Galp Energia SGPS SA ......... 3,502 35,150
Security
Shares
Shares Value
Singapore — 1.5%
DBS Group Holdings Ltd. ........ 1,200 $ 22,629
Keppel Corp. Ltd. .............. 7,100 26,686
Olam International Ltd. .......... 3,300 3,940
Singapore Airlines Ltd.
(a)
......... 6,300 19,433
Singapore Post Ltd. ............ 63,800 33,040
Singapore Technologies Engineering
Ltd. ..................... 500 1,394
Singapore Telecommunications Ltd. . 30,700 54,386
United Overseas Bank Ltd. ....... 100 1,757
163,265
Spain — 2.4%
Acciona SA .................. 258 38,667
Banco Bilbao Vizcaya Argentaria SA . 8,255 37,665
Banco Santander SA ........... 474 1,384
CaixaBank SA ................ 205 517
Grifols SA ................... 49 1,443
Iberdrola SA ................. 4,515 61,129
Iberdrola SA
(a)
................ 63 853
Industria de Diseno Textil SA ...... 2,869 85,089
Naturgy Energy Group SA ........ 385 9,946
Repsol SA .................. 1,524 14,971
Siemens Gamesa Renewable Energy
SA ..................... 485 19,897
271,561
Sweden — 3.2%
Assa Abloy AB, Class B ......... 444 10,981
Atlas Copco AB, Class A ......... 1,366 74,110
Atlas Copco AB, Class B ......... 1,197 56,044
Boliden AB .................. 1,198 39,255
Epiroc AB, Class A ............. 801 15,346
Epiroc AB, Class B ............. 1,630 27,978
Hennes & Mauritz AB, Class B ..... 1,740 37,200
Intrum AB ................... 78 2,120
Kinnevik AB, Class B
(a)
.......... 176 8,634
Pandox AB
(a)
................. 647 9,715
SSAB AB, Class A ............. 1,035 4,418
Svenska Handelsbanken AB, Class A
(a)
1,998 19,918
Swedish Orphan Biovitrum AB
(a)
.... 287 5,419
Telefonaktiebolaget LM Ericsson, Class
B ...................... 3,242 40,822
351,960
Switzerland — 8.8%
Alcon, Inc.
(a)
................. 13 933
Credit Suisse Group AG (Registered) 2,770 36,336
Givaudan SA (Registered) ........ 21 84,604
Kuehne + Nagel International AG
(Registered) ............... 294 66,901
Landis+Gyr Group AG
(a)
......... 91 6,704
Nestle SA (Registered) .......... 2,477 277,663
Novartis AG (Registered) ........ 942 85,294
Roche Holding AG ............. 594 204,997
Sika AG (Registered) ........... 152 41,361
Sonova Holding AG (Registered)
(a)
.. 53 12,786
STMicroelectronics NV .......... 556 22,279
Swiss Re AG ................. 894 78,817
UBS Group AG (Registered) ...... 2,855 41,151
Zurich Insurance Group AG ....... 41 16,394
976,220
United Kingdom — 10.4%
AstraZeneca plc .............. 1,450 147,916
Auto Trader Group plc
(a)(c)
........ 579 4,464
AVEVA Group plc .............. 44 2,184
Aviva plc ................... 1,300 5,946

BlackRock Advantage ESG International Equity Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2021
Security
Shares
Shares Value
United Kingdom (continued)
Berkeley Group Holdings plc ...... 27 $ 1,544
BP plc ..................... 8,782 32,633
British Land Co. plc (The) ........ 1,063 6,500
BT Group plc
(a)
............... 1,736 2,977
Burberry Group plc
(a)
........... 251 5,883
Centrica plc ................. 19,581 13,837
Compass Group plc
(a)
........... 1,470 26,258
ConvaTec Group plc
(c)
........... 3,943 10,816
Diageo plc .................. 1,855 74,473
Dunelm Group plc ............. 593 9,349
Experian plc ................. 553 19,329
GlaxoSmithKline plc ............ 4,285 79,578
HomeServe plc ............... 629 8,967
Howden Joinery Group plc ....... 1,318 12,085
HSBC Holdings plc ............ 7,563 39,574
Informa plc .................. 655 4,457
ITV plc
(a)
.................... 1,458 2,108
J Sainsbury plc ............... 22,040 73,607
JD Sports Fashion plc
(a)
......... 668 6,800
Johnson Matthey plc ........... 791 31,821
Kingfisher plc
(a)
............... 10,975 41,663
Land Securities Group plc ........ 243 2,035
Lloyds Banking Group plc ........ 115,392 51,780
M&G plc .................... 5,154 12,365
Marks & Spencer Group plc
(a)
...... 15,786 30,489
Micro Focus International plc ...... 867 5,229
National Grid plc .............. 1,911 22,198
Next plc
(a)
................... 90 9,502
Prudential plc ................ 1,405 22,479
Reckitt Benckiser Group plc ....... 123 10,428
RELX plc ................... 1,445 35,776
Rentokil Initial plc .............. 1,216 8,253
Rightmove plc ................ 2,366 19,368
Royal Mail plc
(a)
............... 1,265 6,988
Sage Group plc (The) ........... 780 6,281
Segro plc ................... 460 5,987
Smiths Group plc .............. 1,043 20,145
SSE plc .................... 2,585 52,364
Taylor Wimpey plc ............. 7,291 14,551
Travis Perkins plc
(a)
............ 986 18,145
Unilever plc .................. 767 44,585
Unilever plc .................. 370 21,554
Security
Shares
Shares Value
United Kingdom (continued)
Vodafone Group plc ............ 19,451 $ 33,217
Whitbread plc
(a)
............... 68 2,584
Wm Morrison Supermarkets plc .... 17,364 42,583
1,163,655
United States — 0.9%
Ferguson plc ................. 309 35,878
QIAGEN NV
(a)
................ 22 1,192
Sims Ltd. ................... 5,742 53,307
Stellantis NV ................. 707 10,737
101,114
Total Common Stocks — 95.7%
(Cost: $9,951,447) .............................. 10,664,065
Preferred Stocks — 0.1%
Germany — 0.1%
Bayerische Motoren Werke AG
(Preference) ............... 49 3,198
Henkel AG & Co. KGaA (Preference) 18 1,864
5,062
Total Preferred Stocks — 0.1%
(Cost: $5,316) ................................. 5,062
Total Long-Term Investments — 95.8%
(Cost: $9,956,763) .............................. 10,669,127
Short-Term Securities — 3.3%
BlackRock Liquidity Funds, T-Fund,
Institutional Class, 0.01%
(d)*
..... 367,947 367,947
Total Short-Term Securities — 3.3%
(Cost: $367,947) ................................ 367,947
Total Investments — 99.1%
(Cost: $10,324,710) .............................. 11,037,074
Other Assets Less Liabilities — 0.9% ................... 105,710
Net Assets — 100.0% .............................. $ 11,142,784
(a)
Non-income producing security.
(b)
A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
Annualized 7-day yield as of period end.
*
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
08/18/20
(a )
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/21
Shares
Held at
01/31/21 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(b )
.. $ — $ 367,947 $ — $ — $ — $ 367,947 367,947 $ 40 $ —

BlackRock Advantage ESG International Equity Fund

Schedule of Investments
(unaudited) (continued)
January 31, 2021
(a)
Commencement of operations.
(b)
Represents net amount purchased (sold).

BlackRock Advantage ESG International Equity Fund

Schedule of Investments
(unaudited) (continued)
January 31, 2021
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
MSCI EAFE E-Mini Index .................................................... 3 03/19/21 $ 317 $ 982
Glossary of Terms Used in this Report
Portfolio Abbreviations
MSCI Morgan Stanley Capital International

BlackRock Advantage ESG International Equity Fund

Schedule of Investments
(unaudited) (continued)
January 31, 2021
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•     Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•     Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities
      (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•     Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
      (including the BlackRock Global Valuation Methodologies Committee's (the "Global Valuation Committee's") assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for
Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy. The breakdown of the
Fund's investments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Australia ............................................. $ — $ 743,559 $ — $ 743,559
Austria .............................................. — 28,646 — 28,646
Belgium ............................................. — 111,207 — 111,207
China ............................................... — 77,292 — 77,292
Denmark ............................................. — 347,414 — 347,414
Finland .............................................. — 213,541 — 213,541
France .............................................. — 1,224,733 — 1,224,733
Germany ............................................ 35,201 870,504 — 905,705
Hong Kong ........................................... — 272,006 — 272,006
Ireland .............................................. 11,689 38,565 — 50,254
Israel ............................................... — 110,062 — 110,062
Italy ................................................ — 166,091 — 166,091
Japan ............................................... — 2,633,819 — 2,633,819
Luxembourg .......................................... — 7,894 — 7,894
Macau .............................................. — 23,828 — 23,828
Netherlands ........................................... — 548,858 — 548,858
New Zealand .......................................... — 59,192 — 59,192
Norway .............................................. — 77,039 — 77,039
Portugal ............................................. — 35,150 — 35,150
Singapore ............................................ — 163,265 — 163,265
Spain ............................................... — 271,561 — 271,561
Sweden ............................................. — 351,960 — 351,960
Switzerland ........................................... — 976,220 — 976,220
United Kingdom ........................................ 55,401 1,108,254 — 1,163,655
United States .......................................... 11,929 89,185 — 101,114
Preferred Securities ...................................... — 5,062 — 5,062
Short-Term Securities ....................................... 367,947 — — 367,947
$ 482,167 $ 10,554,907 $ — $ 11,037,074

BlackRock Advantage ESG International Equity Fund

Schedule of Investments
(unaudited) (continued)
January 31, 2021
Level 1 Level 2 Level 3 Total
Derivative Financial Instruments
(a)
Assets:
Equity contracts ........................................... $ 982 $ — $ — $ 982
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.